Average Annual Total Returns{- Leisure Portfolio} - 02.28 Select Portfolios: Group 1 Consumer Discretionary Sector Combo PRO-21 - Leisure Portfolio	Leisure Portfolio-Default Return Before Taxes Past 1 year	Leisure Portfolio-Default Return Before Taxes Past 5 years	Leisure Portfolio-Default Return Before Taxes Past 10 years	Leisure Portfolio-Default After Taxes on Distributions Past 1 year	Leisure Portfolio-Default After Taxes on Distributions Past 5 years	Leisure Portfolio-Default After Taxes on Distributions Past 10 years	Leisure Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Leisure Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Leisure Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1518 Past 1 year	F1518 Past 5 years	F1518 Past 10 years
Total	21.56%	17.30%	15.36%	15.17%	14.25%	13.10%	15.87%	13.24%	12.22%	28.71%	18.47%	16.55%	14.22%	14.84%	14.02%